Annual Fund Operating Expenses - Calamos U.S. Equity Autocallable VIP Fund	Aug. 17, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 01, 2029
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.88%	[1]
Acquired Fund Fees and Expenses	0.08%	[2]
Expenses (as a percentage of Assets)	1.66%
Fee Waiver or Reimbursement	(0.75%)	[3],[4]
Net Expenses (as a percentage of Assets)	0.91%
Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.88%	[1]
Acquired Fund Fees and Expenses	0.08%	[2]
Expenses (as a percentage of Assets)	1.91%
Fee Waiver or Reimbursement	(0.75%)	[3],[4]
Net Expenses (as a percentage of Assets)	1.16%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	“Acquired Fund Fees and Expenses” are based on the estimated amounts for the current fiscal year.
[3]	Calamos Advisors LLC (“Calamos Advisors” or the “Adviser”) has contractually agreed to waive fees owed to it by the Fund in the amount of the acquired fund fees and expenses for any affiliated investment company in which the Fund invests. The expense waiver arrangement may be terminated by Calamos Advisors LLC at any time on or after December 1, 2029.
[4]	The Fund’s investment adviser has contractually agreed to reimburse Fund expenses through December 1, 2029 to the extent necessary so that Total Annual Fund Operating Expenses of Class I and Class II shares are limited to 0.90% and 1.15% of average net assets, respectively. For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors), such as litigation costs. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective share class’s expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.